Financial Instruments and Risk Management (Details) - Schedule of foreign currency risk - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of Foreign Currency Risk [Abstract]
Cash	$ 4,928,781	$ 245,858
Accounts payable and accrued liabilities	(112,631)	(93,630)
Total	$ 4,816,150	$ 152,228